Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 72,710,525.90
Previously Paid Amount	0.00
Total Fee Amount	10,041.33
Total Offset Amount	0.00
Net Fee	$ 10,041.33